Basis of Presentation - Schedule of Exchange Rate (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
Basis Of Preparation [Abstract]
Closing rate	0.731	0.7384	0.7547	0.7364	0.7545
Average rate	0.7383	0.7407	0.7402	0.7455	0.7466